Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended
	Oct. 31, 2024	Oct. 22, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025
M3Sixty Onchain U.S. Government Money Market Fund
Account Value [Line Items]
Accumulated Value	$ 10,009	$ 10,000	$ 10,037	$ 10,064	$ 10,101	$ 10,122	$ 10,145	$ 10,167	$ 10,190	$ 10,212	$ 10,251	$ 10,290	$ 10,317
Morningstar US 1-3 Month Treasury Bill Growth USD Index
Account Value [Line Items]
Accumulated Value	$ 10,012	$ 10,000	$ 10,051	$ 10,091	$ 10,129	$ 10,162	$ 10,196	$ 10,232	$ 10,271	$ 10,306	$ 10,343	$ 10,383	$ 10,419